Unaudited Interim Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash flows from Operating Activities:
Net income:	$ 27,279	$ 22,458
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	15,900	15,988
Amortization of deferred financing fees	267	734
Deferred revenue amortization	1,393	3,400
Amortization of deferred charges	107	108
Gain on derivative financial instruments, net		(1,668)
Loss on Debt extinguishment		331
Changes in operating assets and liabilities:
Trade accounts receivable	675	218
Prepayments and other assets	(223)	5,050
Inventories	(42)	(18)
Due from/to related parties	1,440	(2,053)
Deferred expenses	(4)	121
Trade accounts payable	(32)	(1,737)
Accrued liabilities	(827)	(813)
Accrued dividends on Series B Preferred Units	529
Unearned revenue	(4,086)	(7,766)
Net cash provided by Operating Activities	42,384	34,111
Cash flows used in Investing Activities:
Ballast water treatment system installation		(27)
Net cash used in Investing Activities		(27)
Cash flows from Financing Activities:
Repurchase of common units, purchase costs	(4)
Repurchase of common units	(785)
Distributions declared and paid	(9,811)	(6,491)
Proceeds from other financial liabilities		344,975
Repayment of long-term debt and other financial liabilities	(22,084)	(420,642)
Receipt of derivative instruments		12,235
Payment of deferred financing fees		(2,348)
Net cash used in Financing Activities	(32,684)	(72,271)
Net increase/ (decrease) in cash and cash equivalents	9,700	(38,187)
Cash and cash equivalents at beginning of the period	68,156	73,752
Cash and cash equivalents at end of the period	$ 77,856	$ 35,565